Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Current assets
Cash and cash equivalents	$ 25,084	$ 14,014
Marketable securities	195	860
Trade and other receivables	8,200	7,175
Inventory	23,414	17,042
Prepaid expenses and deposits	7,167	6,919
Current portion of notes receivable		277
Total current assets	64,060	46,287
Non-current assets
Notes receivable		2,720
Property and equipment	31,483	24,756
Net investment - lease	203	506
Right-of-use assets, net	30,519	27,985
Long term prepaid expenses and deposits	2,988	1,681
Intangible assets and goodwill	145,490	142,280
Total non-current assets	210,683	199,928
Total assets	274,743	246,215
Current liabilities
Accounts payable and accrued liabilities	26,887	18,532
Current portion of Notes payable		1,600
Interest bearing loans and borrowings	16,393	4,000
Current portion of convertible debentures	2,696	946
Current portion of lease liabilities	7,629	5,729
Current portion of derivative liability	6,336	9,980
Total current liabilities	59,941	40,787
Non-current liabilities
Notes payable	12,257	11,893
Convertible debentures	4,770	7,217
Lease liabilities	26,139	24,044
Derivative liability		1,693
Deferred tax liability	9,603	8,577
Total non-current liabilities	52,769	53,424
Total liabilities	112,710	94,211
Shareholders' equity
Share capital	279,513	208,904
Warrants	15,497	10,724
Contributed surplus	23,051	15,162
Convertible debentures - equity	717	859
Accumulated other comprehensive loss	5,665	(648)
Accumulated deficit	(168,093)	(87,792)
Equity attributable to owners of the Company	156,350	147,209
Non-controlling interest	5,683	4,795
Total shareholders' equity	162,033	152,004
Total liabilities and shareholders' equity	$ 274,743	$ 246,215